Financial risk management - Power risk (Details) - Power Risk	1 Months Ended		12 Months Ended
	Jul. 31, 2024 € / MWh MWh	Dec. 31, 2023 item € / MWh GWh	Dec. 31, 2025 USD ($) item GWh	Dec. 31, 2024 € / MWh item GWh
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total power consumption | GWh			5,801	5,915
Maximum energy supply	150,000	285		130
Number Of PPA SIgned		2		5
Number Of PPA Cancelled				1
Fixed energy price | € / MWh		50
Percentage Of Reasonably Possible Increase In Risk Assumption			10.00%
Percentage Of Reasonably Possible Decrease In Risk Assumption			10.00%
Increase in energy expenditure | $			$ 22,706,000
Decrease in energy expenditure. | $			$ 22,706,000
Term of energy supply		10 years
Power Purchase Agreement (PPA) | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed energy price | € / MWh	43			50
Power Purchase Agreement (PPA) | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed energy price | € / MWh	58			77
Supply To Sabon On A Pay As Produce Basis [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number Of PPA SIgned		3
Number Of PPA Cancelled			1